Cover	Oct. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2025
Entity File Number	000-28379
Entity Registrant Name	Green Rain Energy Holdings, Inc.
Entity Central Index Key	0001084937
Entity Tax Identification Number	88-0395372
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	8549 Wilshire Blvd.
Entity Address, Address Line Two	Suite 1216
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90211
City Area Code	(310)
Local Phone Number	228-8897
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false